Schedule of minimum remuneration to thermal generators (Details)	12 Months Ended
Dec. 31, 2021
Minimum Remuneration To Thermal Generators [Member]
IfrsStatementLineItems [Line Items]
Technology / Scale	Large CC Capacity > 150 MW
SRRYME No. 1/19 (US$ / MW-month)	3,050
SE No. 31/20 (AR$ / MW-month)	100,650
SE No. 440/21 (AR$ / MW-month)	129,839
Minimum Remuneration To Thermal Generators 1 [Member]
IfrsStatementLineItems [Line Items]
Technology / Scale	Large ST Capacity > 100 MW
SRRYME No. 1/19 (US$ / MW-month)	4,350
SE No. 31/20 (AR$ / MW-month)	143,550
SE No. 440/21 (AR$ / MW-month)	185,180
Minimum Remuneration To Thermal Generators 2 [Member]
IfrsStatementLineItems [Line Items]
Technology / Scale	Small ST Capacity ≤100 MW
SRRYME No. 1/19 (US$ / MW-month)	5,200
SE No. 31/20 (AR$ / MW-month)	171,600
SE No. 440/21 (AR$ / MW-month)	221,364
Minimum Remuneration To Thermal Generators 3 [Member]
IfrsStatementLineItems [Line Items]
Technology / Scale	Large GT Capacity > 50 MW
SRRYME No. 1/19 (US$ / MW-month)	3,550
SE No. 31/20 (AR$ / MW-month)	117,150
SE No. 440/21 (AR$ / MW-month)	151,124